Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Events after the reporting period (Details) - EUR (€)	Jul. 02, 2025	Jul. 01, 2025	Jun. 30, 2025	Jan. 14, 2020
Preferred securities | Banco Santander, S.A., January 2020
Disclosure of financial liabilities [line items]
Notional amount				€ 1,500,000,000
Interest rate			4.375%	4.375%
Preferred securities | Repaid by Banco Santander S.A. in July 2025 | Repurchase of preferred securities
Disclosure of financial liabilities [line items]
Notional amount		€ 466,600,000
Contingently convertible preferred securities | Issued by Banco Santander S.A. in July 2025 | Issue of contingently convertible preferred securities
Disclosure of financial liabilities [line items]
Notional amount	€ 1,500,000,000